SCHEDULE OF RIGHT OF USE ASSETS (Details) - HKD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	$ 438,539	$ 789,369	$ 789,369	$ 471,363	$ 174,778
Additions			138,919	818,605	611,067
Early termination of operating lease				(204,479)	(109,476)
Depreciation charge	(175,416)	(203,198)	(378,613)	(288,175)	(205,006)
Disposal				(7,945)
Impairment			(111,136)
Right-of-use assets, ending balance	263,123		438,539	789,369	471,363
Office equipment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	438,539	789,369	789,369	391,918
Additions				818,605	611,067
Early termination of operating lease				(204,479)	(109,476)
Depreciation charge	(175,416)		(350,830)	(216,675)	(109,673)
Disposal
Impairment
Right-of-use assets, ending balance	263,123		438,539	789,369	391,918
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance				79,445	174,778
Additions
Early termination of operating lease
Depreciation charge				(71,500)	(95,333)
Disposal				(7,945)
Impairment
Right-of-use assets, ending balance					79,445
Shops [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance
Additions			138,919
Early termination of operating lease
Depreciation charge			(27,783)
Disposal
Impairment			(111,136)
Right-of-use assets, ending balance